LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

8.         LEASE

The Group leases offices space under non-cancelable operating leases, with terms ranging from one to three years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

The Group's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2020	2021
Right-of-use assets	$683	$18

Lease liabilities - current	$1,002	$8
Lease liabilities - non-current	3	13
Total lease liabilities	$1,005	$21

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2021:

8.         LEASE - continued

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.21
Weighted average discount rate	7.5%

For the years ended December 31, 2020 and 2021, the Group incurred lease expenses as follows.

	For the year ended December 31,
	2020	2021
Operating lease cost	$989	$717
Short-term lease cost	32	—
Total	$1,021	$717

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2021:

2022	$15
2023	7
Total lease payments	22
Less: imputed interest	(1)
Present value of lease liabilities	$21